SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

For the Wells Fargo Advantage Strategic Large Cap Growth Fund

Effective immediately, the Wells Fargo Advantage Strategic Large Cap Growth Fund is no longer offered and all references to this fund are hereby removed.

June 18, 2012                                                                                                              LCNR062/P107SP